The E-Valuator Very Conservative RMS Fund
Institutional Class Shares (EVVLX)

The E-Valuator Conservative RMS Fund
Institutional Class Shares (EVCLX)

The E-Valuator Tactically Managed RMS Fund
Institutional Class Shares (EVTTX)

The E-Valuator Moderate RMS Fund
Institutional Class Shares (EVMLX)

The E-Valuator Growth RMS Fund
Institutional Class Shares (EVGLX)

The E-Valuator Aggressive Growth RMS Fund
Institutional Class Shares (EVAGX)

(collectively, the “Funds”)

IMPORTANT NOTIFICATION: SHARE CLASS NAME CHANGE FOR INSTITUTIONAL CLASS SHARES

Supplement dated March 27, 2017 to the Prospectus dated January 1, 2017

Effective immediately, the name of the Funds’ share class shall change from “Institutional Class Shares” to “Service Class Shares.” All other class attributes (including fee structure and eligibility requirements) will remain the same. No shareholder action is required.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated January 1, 2017 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund toll-free at (888) 507-2798.

The E-Valuator Very Conservative RMS Fund
Investor Class Shares (EVVCX)

The E-Valuator Conservative RMS Fund
Investor Class Shares (EVFCX)

The E-Valuator Tactically Managed RMS Fund
Investor Class Shares (EVFTX)

The E-Valuator Moderate RMS Fund
Investor Class Shares (EVFMX)

The E-Valuator Growth RMS Fund
Investor Class Shares (EVGRX)

The E-Valuator Aggressive Growth RMS Fund
Investor Class Shares (EVFGX)

(collectively, the “Funds”)

IMPORTANT NOTIFICATION: SHARE CLASS NAME CHANGE FOR INVESTOR CLASS SHARES

Supplement dated March 27, 2017 to the Prospectus dated January 1, 2017

Effective immediately, the name of the Funds’ share class shall change from “Investor Class Shares” to “R4 Class Shares.” All other class attributes (including fee structure and eligibility requirements) will remain the same. No shareholder action is required.

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated January 1, 2017 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund toll-free at (888) 507-2798.